Jennifer L. Butler Secretary Washington Mutual Investors Fund 6455 Irvine Center Drive Irvine, California 92618-4518 (213) 486-9200 Tel jenb@capgroup.com

July 5, 2018

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Washington Mutual Investors Fund

File Nos. 002-11051 and 811-00604

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on June 29, 2018 of Registrant’s Post-Effective Amendment No. 143 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940.

Sincerely,

/s/ Jennifer L. Butler

JENNIFER L. BUTLER